Revenues - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) contract vessel	Sep. 30, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Number of primary forms of contracts | contract			5
Duration of a single voyage (less than)			14 days
Duration of time charter contracts (or more)			1 year
Time charters, cancellation notice period			2 years
Time charters, term of allowable extension (up to)			10 years
Term of master agreement			1 year
Term of renewal			1 year
Term of bareboat charters (or more)			1 year
Contract with customer, liability, revenue recognized | $	$ 9.5		$ 28.7
Capitalized contract cost, amortization | $	$ 5.3	$ 1.9	$ 14.4	$ 20.6
Voyage charters
Disaggregation of Revenue [Line Items]
Duration of a single voyage (less than)			3 months
Shuttle Tankers | Shuttle tanker segment
Disaggregation of Revenue [Line Items]
Number of vessels			13
Shuttle Tankers | Shuttle tanker segment | Time charters | Canada
Disaggregation of Revenue [Line Items]
Number of vessels			3
Shuttle Tankers | Shuttle tanker segment | Time charters | Brazil
Disaggregation of Revenue [Line Items]
Number of vessels			4
Shuttle Tankers | Shuttle tanker segment | Management fees and other
Disaggregation of Revenue [Line Items]
Number of vessels			2
FPSO Units | FPSO segment | Management fees and other
Disaggregation of Revenue [Line Items]
Number of vessels			3
FSO Units | FSO segment | Time charters
Disaggregation of Revenue [Line Items]
Number of vessels			3
FSO Units | FSO segment | Management fees and other
Disaggregation of Revenue [Line Items]
Number of vessels			1
Minimum
Disaggregation of Revenue [Line Items]
Time charters, FSO units, term of allowable extension			5 years
Maximum
Disaggregation of Revenue [Line Items]
Time charters, FSO units, term of allowable extension			12 years